U.S. Equity Fund
U.S. Equity Fund Class 1 GEUSX
Investment Objective
Long-term growth of capital.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the fees or charges imposed by the separate accounts (“Accounts”) of the life insurance companies through which shares of the Fund may be purchased. If these fees and charges were included, the costs shown below would be higher.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	U.S. Equity Fund Class 1
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses		U.S. Equity Fund Class 1
Management Fees		0.55%
Distribution and/or Service (12b-1) Fees
Other Expenses		0.26%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.82%
Expenses Reimbursed/Fees Waived by Adviser	[1]	0.01%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.81%
[1]	GE Asset Management Incorporated ("GE Asset Management") has entered into a contractual arrangement with GE Investments Funds, Inc. (the "Company") to waive a portion of its management fee charged to the Fund in an amount equal to the management fee payable to GE Asset Management by the GE Institutional Money Market Fund with respect to the Fund's cash holdings invested in the GE Institutional Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through April 30, 2014, and can be amended or terminated only with the approval of the Company's Board of Directors and GE Asset Management.

Expense Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver in the first year only for each of the time periods. The example does not reflect the fees or charges imposed by the Accounts of the various life insurance companies through which shares of the Fund are offered. If these fees and charges were included, the expenses shown below would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Equity Fund Class 1	83	261	454	1,013

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Equity Fund Class 1	83	261	454	1,103

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of U.S. companies, such as common and preferred stocks. A U.S. company is a company that generates at least 50% of its revenues or profits from business activities in the U.S., has at least 50% of its assets situated in the U.S., or has the principal trading market for its securities in the U.S.

The portfolio managers combine various investment management styles, which may include core, growth and value, designed to produce a broadly diversified portfolio. As a result, the portfolio typically has characteristics similar to the Standard & Poor's 500® Index (S&P 500® Index), including average market capitalization and dividend yield potential. Stock selection is key to the performance of the Fund.

Through fundamental company research involving analyzing financial statements and other information about a company, the portfolio managers primarily seek to identify securities of large and medium sized companies (meaning companies with market capitalizations of $2 billion or more) with characteristics such as:

  low valuations in relation to their peers, the market, their historical valuations or their growth rate potential financial strength (favorable debt ratios and other financial characteristics)

  high quality management focused on generating shareholder value

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in securities of foreign (non-U.S.) issuers and debt securities. The portfolio managers may also use various types of derivatives (such as options, futures and options on futures) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities.
Principal Risks
The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Mid-Cap Company Risk is the risk that investing in the securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. Recently, additional risks have arisen related to the high levels of debt of various European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. These problems, and related political and monetary efforts to address these problems, may increase the potential for market declines in one or more member states that can spread to global markets. These increased risks may persist and may result in greater volatility in the securities markets and the potential for impaired liquidity and valuation.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to counterparty risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology. In addition, changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance
The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-493-3042.
Calendar Year Total Returns (%)

Highest/Lowest quarterly results during this time period were: Highest 18.80% (quarter ended June 30, 2009) Lowest -23.71% (quarter ended December 31, 2008)
Average Annual Total Returns (%) (for the periods ended December 31, 2012)
Average Annual Total Returns U.S. Equity Fund	1 Year	5 Years	10 Years	Inception Date
Class 1	15.80%	0.85%	5.99%	Jan. 03, 1995
S&P 500® Index (does not reflect fees, expenses, or taxes)	16.00%	1.66%	7.10%